EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 22, 2016 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2016, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the AXA Large Cap Growth Managed Volatility Portfolio and the EQ/Wells Fargo Omega Growth Portfolio (“Portfolios”).

Information Regarding

AXA Large Cap Growth Managed Volatility Portfolio

EQ/Wells Fargo Omega Growth Portfolio

Effective September 1, 2016, Thomas J. Pence will no longer serve as a member of the team that is jointly and primarily responsible for the securities selection, research and trading for the portion of the Active Allocated Portion of the AXA Large Cap Growth Managed Volatility Portfolio sub-advised by Wells Capital Management Inc.

Effective immediately, Christopher J. Warner, CFA, Portfolio Manager of Wells Capital Management, is added as a member of the team that is jointly and primarily responsible for the securities selection, research and trading for the portion of the Active Allocated Portion of the AXA Large Cap Growth Managed Volatility Portfolio sub-advised by Wells Capital Management Inc.

Effective September 1, 2016, Thomas J. Pence will no longer serve as a member of the team that is jointly and primarily responsible for the securities selection, research and trading for the EQ/Wells Fargo Omega Growth Portfolio.

Effective immediately, Christopher J. Warner, CFA, Portfolio Manager of Wells Capital Management, is added as a member of the team that is jointly and primarily responsible for the securities selection, research and trading for the EQ/Wells Fargo Omega Growth Portfolio.

References to Thomas J. Pence contained in the sections of the Prospectus entitled “AXA Large Cap Growth Managed Volatility Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Wells Capital Management Inc. – Portfolio Managers,” “EQ/Wells Fargo Omega Growth Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Wells Capital Management Inc. – Portfolio Managers” and “Management of the Trust – The Sub-Advisers – Wells Capital Management Inc.” are hereby deleted in their entirety, effective September 1, 2016.

Effective immediately, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Wells Capital Management Inc.” is hereby amended to include the following information:

Christopher J. Warner, CFA, is jointly and primarily responsible for the investment decisions for the EQ/Wells Fargo Omega Growth Portfolio and a portion of the Active Allocated Portion of the AXA Large Cap Growth Managed Volatility Portfolio. Mr. Warner joined Wells Capital Management in 2007, where he currently serves as a Portfolio Manager for the Fundamental Growth Equity team.

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References to Thomas J. Pence contained in the section of the Statement of Additional Information entitled “Appendix C – Portfolio Manager Information – Wells Capital Management Inc.” with respect to the Portfolios are hereby deleted in their entirety, effective September 1, 2016.

Effective immediately, with regard to the Portfolios, information contained in the tables in the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – Wells Capital Management Inc. (“Wells Capital” or “Sub-Adviser”)” is hereby amended to include the following information:

Wells Capital Management Inc (“Wells Capital” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2015						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
EQ/Wells Fargo Omega Growth Portfolio
Christopher J. Warner, CFA®1	16	$6,660 Million	3	$107 Million	77	$3,689 Million	0	N/A	0	N/A	1	$55 Million
AXA Large Cap Growth Managed Volatility Portfolio
Christopher J. Warner, CFA®1	16	$6,576 Million	3	$107 Million	77	$3,689 Million	0	N/A	0	N/A	1	$55 Million

1 Information for Mr. Warner has been provided as of July 31, 2016.

Ownership of Securities of the Fund as of December 31, 2015

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Wells Fargo Omega Growth Portfolio
Christopher J. Warner, CFA®1	X
AXA Large Cap Growth Managed Volatility Portfolio
Christopher J. Warner, CFA®1	X

1 Information for Mr. Warner has been provided as of July 31, 2016.

2